Michael J. Mazza Assistant General Counsel & Assistant Secretary 720 East Wisconsin Avenue Milwaukee, WI 53202-4797 414 665 2052 office 414 625 2052 fax michaelmazza@northwesternmutual.com

April 24, 2013

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re: Post-Effective Amendment No. 82 to the Form N-4 Registration Statement filed on behalf of The Northwestern Mutual Life Insurance Company and NML Variable Annuity Account B (the “Registrant”) of the Northwestern Mutual Life Insurance Company (File Nos. 002-29240, 811-01668) EDGAR CIK No. 0000072176

Commissioners:

Pursuant to the provisions of Regulation S-T which have superseded Rule 472 under the Securities Act of 1933 (the “1933 Act”), we are submitting herewith Post-Effective Amendment No.82 (the “Amendment”) to the Registration Statement on Form N-4, identified above. The material filed herewith is also submitted as Amendment No. 63 to the Registration Statement under the Investment Act of 1940.

Registrant is filing the Amendment for the purpose of responding to comments received from the SEC Staff on April 1, 2013 to the Post Effective Amendment noted above, and to update financial and certain non-financial information contained in the Registration Statement. The Registrant is filing the Amendment pursuant to Rule 485(b) under the Securities Act. We represent that the Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b).

1. Comment: Under the “Fees and Expenses” heading in those prospectuses for front-load and back-load prospectuses, please consider explaining what “front-load” contracts and “back-load” contracts mean to investors or revise for clarity.

Response: By distinguishing between these two types of contracts at the end of the Glossary section of the prospectus, the Company believes that the current disclosure adequately informs investors of the meaning of these terms. Nevertheless, in response to the Staff’s comment, the Company has revised the disclosure referenced in the Staff comment by adding an explanatory parenthetical after the term “Front-Load Contract” – “(in which a sales charge is assessed when purchase payments are made)” and after the term “Back-Load Contract” – “(in which a sales charge is assessed if and when amounts are withdrawn)”.

2. Comment: Under the “Range of Total Annual Portfolio Operating Expenses,” please include the completed tables prior to the effective date of the filing.

Response: As the audited financial information required for these tables was not available in time for the filing made in February 2013 under paragraph (a) of Rule 485, such information was not included in that filing. The Company now confirms that in its April 2013 filing under paragraph (b) of Rule 485, the required information is being included in the tables referenced in the Staff’s comment.

Securities and Exchange Commission

April 24, 2013

3. Comment: In the example in the fourth paragraph under the “Withdrawal Charges” heading in the prospectuses for the front-load and back-load contracts, please clarify whether the contract value at the time of the withdrawal is $120,000 before or after the $20,000 withdrawal.

Response: The example referenced in the Staff’s comment is provided to assist investors in understanding the operation of a withdrawal charge on a partial withdrawal. To respond to the Staff’s request for greater clarity, the second sentence in the fourth paragraph has been revised as follows: “On the second contract anniversary, the owner withdraws $20,000, but because of market appreciation, the contract value at the time of the withdrawal equals $120,000 immediately before the withdrawal.”

4. Comment: In the section of the prospectuses where “Income Plans” are discussed, please clarify the new disclosure that has been added – “Your Contract may guarantee the right to other Income Plans, and we may offer other Income Plans from time to time.” Specifically, can contract owners choose other income plans after an initial income plan has been chosen?

Response: In response to the Staff’s comment, the new disclosure referenced above has been augmented by adding the following clause to the sentence so that the new disclosure now reads as follows: “Your Contract may guarantee the right to other Income Plans, and we may offer other Income Plans from time to time from which you may choose when deciding to start receiving Annuity Payments.”

5. Comment: In the section of the prospectuses where “Income Plans” are discussed, under the heading “Generally,” please either (i) restore the first bullet and add that such an option applies only to those contracts sold before May 1, 2013 or (ii) add some other caveat explaining the owner’s contractual rights.

Response: In response to the Staff’s comment, the bullet point referenced has been restored and is now followed with a parenthetical so that the revised disclosure now reads as follows: “monthly payments for a specified period (guaranteed only for contracts issued before May 1, 2013)”.

6. Comment: In the section of the prospectuses under the heading “Moving out of a Guaranteed Account,” please consider restoring the chart or making clear that it could take several years to transfer large sums out of a Guaranteed Account.

Response: In response to the Staff’s comment, the chart has been restored but the amounts of initial deposits illustrated therein have been reduced given the new contractual limitations that are in place.

7. Comment: In the section of the prospectuses under the heading “Market Value Adjustment (GIF8 Only),” please restore the term of the CMT rate used in the illustration or explain the duration that should be used.

Response: In response to the Staff’s comment, the 7-year term has been restored.

8. Comment: Please clarify supplementally whether there are any types of guarantees or support agreements with third parties to support any of the Company’s guarantees under the contracts or whether the Company will be primarily responsible for paying out on any guarantees associated with the contracts.

Response: The Company has no such guarantees or support agreements with third parties to support any of the Company’s guarantees under the contracts, and thus will be primarily responsible for paying out on any guarantees associated with the contracts.

9. Comment: Please note that the February registration statement filings are missing certain material information and please confirm that all missing information will be filed with the Commission.

Securities and Exchange Commission

April 24, 2013

Response: As noted above, the audited financial information required completion in certain parts of the registration statement was not available in time for the filings made in February 2013 under paragraph (a) of Rule 485. The Company now confirms that in its April 2013 filing under paragraph (b) of Rule 485, the required information is being included.

10. Comment: Please provide the customary “Tandy” representation.

Response: In response to the Staff’s comment, the Company acknowledges the following:

•	The Company is responsible for the adequacy and accuracy of the disclosure in Post-Effective Amendment No. 82 to Form N-4 Registration Statement filed with the Commission on April 24, 2013.

•

Commission Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filings; and

•	The Company may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

As noted on the facing sheet of the Registration Statement, the Amendment will go effective automatically pursuant to Rule 485 on May 1, 2013. As required by paragraph (b)(4) of Rule 485 under the 1933 Act, the undersigned represents that Post-Effective Amendment No. 82 does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of the Rule.

Should you have any questions regarding this filing, please do not hesitate to contact me at (414) 665-2052.

Very truly yours,

/s/ Michael J. Mazza

Michael J. Mazza
Assistant General Counsel & Assistant Secretary

cc: Ashley Vroman-Lee

Enclosures